1933 Act Registration No. 333-68099
1940 Act Registration No. 811-9123
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SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20546

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
Pre-Effective Amendment No.                                           [ ]
Post-Effective Amendment No.                                          [2]
               and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                                    [X]
Amendment No.                                                         [5]

                                AMIDEX FUNDS, INC
               (Exact name of registrant as specified in Charter)

                             26 BROADWAY, SUITE 741
                            NEW YORK, NEW YORK 10004
              (Address of Principle Executive Offices and Zip Code)

                                  212-425-0650
               (Registrant's Telephone Number including Area Code)

                                Terence P. Smith
                              The Declaration Group
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                     (Name and Address of Agent for Service)

                     Please send copy of communications to:
                             DAVID D. JONES, ESQUIRE
                           4747 Research Forest Drive
                                Suite 180, # 303
                             The Woodlands, TX 77381
                                 (281) 367-8409
                                  ------------

Approximate Date of Proposed Public Offering:
--------------------------------------------
As soon as practicable  following effective date.

It is proposed that this filing will become effective (check appropriate box):
/ /  immediately upon filing pursuant to paragraph (b)
/ /  on (date) pursuant to paragraph (b)
/X/  60 days after filing pursuant to paragraph (a)(1)
/ /  on (date) pursuant to paragraph (a)(3)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on July 15, 2000 pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

TOTAL NUMBER OF PAGES _____
EXHIBIT INDEX BEGINS
ON PAGE               _____
ACCESSION NUMBER:

                                                                      PROSPECTUS

                                                           Dated August 12, 2000

                                 THE ISDAQ (TM)
                                   MUTUAL FUND

                             26 Broadway, Suite 741
                            New York, New York 10004
                                  212-425-0650

AMIDEX Funds, Inc. (the "Company") is an open-end investment management company currently consisting of two portfolios, the AMIDEX35 Mutual Fund and The ISDAQ Mutual Fund. The ISDAQ Mutual Fund (the "Fund") is being offered by this Prospectus.

The minimum investment in the Fund is $2,000 for regular accounts and $2,000 for retirement accounts or custodial accounts for minors. The minimum subsequent investment is $1,000 for regular accounts and $250 for retirement accounts or custodial accounts for minors.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a crime.

                                TABLE OF CONTENTS

THE BASICS ABOUT THE FUND
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FEES AND EXPENSES
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ADDITIONAL INVESTMENT INFORMATION
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THE FUND'S INVESTMENT ADVISER
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HOW TO BUY AND SELL SHARES
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DIVIDENDS AND DISTRIBUTIONS
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TAX CONSIDERATIONS
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GENERAL INFORMATION
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FOR MORE INFORMATION
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

                            THE BASICS ABOUT THE FUND
                            -------------------------

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THE FUND'S INVESTMENT OBJECTIVE IS:

Long-term growth of capital. Current income is not a significant investment consideration, and any such income realized will be considered incidental to the Fund's investment objective.
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THE FUND'S PRINCIPAL INVESTMENT STRATEGIES ARE:

o normally investing at least 95% of the Fund's total assets in the common stock of companies listed on the ISDAQ(TM)Index (the "Index"). The Index is a new index tracking the performance of the 20 largest market capitalization Israeli companies traded on NASDAQ. When the Index was first calculated on January 1, 2000, the companies in the Index ranged in size from approximately $300 million in market capitalization to over $13 billion;
o employing a "passive management" approach to investing the Fund's assets. This means that the Fund normally will invest in all of the companies in the Index, in approximately the same percentages as those companies are represented in the Index. By replicating the composition of the Index, the Fund seeks also to replicate the performance of the Index.
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THE PRINCIPAL RISKS OF INVESTING IN THE FUND ARE:

o General Risk - Like with most investments, you may lose money by investing in the Fund.
o Stock Market Risk - The Fund is exposed to the risks of investing in common stocks, including price risk and credit risk.
o Diversification Risk - The Fund is a "non-diversified" Fund, because it primarily invests in the companies that are included in the Index. When the Index was first calculated on January 1, 2000, four of those companies individually comprised more than X% of the Index and together made up about X% of the Index. Investing in this manner is riskier than investing in a broader variety of securities.
o Foreign Taxation Risk - The government of Israel may change the way in which Israeli companies are taxed, or may impose taxes on foreign investment. Such actions could have an impact on the overall market for Israeli securities and on the Fund.
o Liquidity Risk - Some of the companies in which the Fund invests may not have a vigorous secondary trading market. As a result, the Fund could experience difficulties in timely buying or selling of these securities, which could have a negative impact on the Fund.
o Management Risk - This is a new Fund without a prior operating history. The Adviser to the Fund has one year of experience managing the AMIDEX35 Mutual Fund. The Fund's lack of performance history and management experience may pose additional risks.
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THE FUND INVESTS IN THE SECURITIES COMPRISING THE ISDAQ INDEX BECAUSE:

o Based on its research into Israel's historical stock market performance, the Fund's Adviser believes that the companies in the Index are experiencing, or have the potential to experience, above-average capital growth. The Adviser believes that investing primarily in Index companies will allow the Fund to achieve its investment objective of capital growth over the long term. You should be aware that there is no assurance that the Adviser will be successful in achieving the Fund's objectives, since all investments involve risks.
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED IN THE PAST?(1)

This is a new Fund without a prior performance history. Accordingly, performance information is not yet available for this Fund.

                                FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

                                SHAREHOLDER FEES:
                                -----------------
                    (fees paid directly from your investment)

MAXIMUM SALES CHARGE (LOAD)
IMPOSED ON PURCHASES                                      NONE
(As a percentage of offering price)

MAXIMUM DEFERRED SALES
CHARGE (LOAD)                                             NONE
(As a percentage of redemption proceeds)

REDEMPTION FEES                                           NONE(1)

1. You will be charged a redemption fee equal to 2.00% of the net amount of your redemption, if you redeem your shares less than 365 calendar days after you buy them. If this fee is imposed, it will raise the expenses of your shares. This fee is imposed only to discourage short-term trading of Fund shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of such short-term trading activities. These fees are never used to pay for distribution or sales fees.

                         ANNUAL FUND OPERATING EXPENSES:
                  (expenses that are deducted from Fund assets)

MANAGEMENT FEES                             (1)           2.20%
DISTRIBUTION & SERVICING (12B-1) FEES       (2)           0.25%
OTHER EXPENSES(2)                           (3)           0.05%
                                                          -----
TOTAL ANNUAL FUND
OPERATING EXPENSES                                        2.50%

1. Management fees include a fee of 0.50% for investment advisory services and 1.70% for administrative services provided to the Fund by the Fund's Adviser.
2. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
3. Under normal circumstances, most expenses of the Fund are the contractual obligation of the Adviser. Accordingly, the Fund does not anticipate incurring any "Other Expenses" during its first year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: Higher or lower, based on these assumptions your costs would be:

               1 YEAR        3 YEARS
               ------        -------
               $  329        $   703

                        ADDITIONAL INVESTMENT INFORMATION

The Fund's principal investment objectives and strategies have been summarized in the "Basics About the Fund" Section of this Prospectus. What follows is additional information that you should know concerning your investment in the Fund.

Under normal circumstances, the Fund will invest at least 95% of its net assets in the common stocks of the companies comprising the Index, in approximately the same percentages as those companies are included in the Index. You should be aware that the Index is a new index, and no historical performance data are available for the Index.

Investing the Fund's assets primarily in Index companies is not a fundamental policy of the Fund. The Board of Directors of the Fund may vote to change or eliminate the percentages of Fund assets invested in Index companies and to choose other investment strategies. If the Board votes to change the Fund's investment strategies, we will notify you in writing at least 30 days before the changes take place. If you decide to redeem your shares as a result of such a change, you will not be charged any redemption fees, even if you have held your shares for less than 365 days. You will find a full listing of the Fund's fundamental and non-fundamental investment policies in the Fund's Statement of Additional Information ("SAI") in the Section entitled, "Investment Policies and Restrictions."

WHY INVEST IN THE FUND?

The State of Israel is a highly developed, industrialized democracy. Since the beginning of the decade, Israel's economy has grown significantly, presenting improvement in most economic indicators. Israel has made substantial progress in opening its economy, including the removal of its trade barriers and tariffs. Israel has concluded free trade agreements with its major trading partners and is the only nation that is a party to free trade agreements with both the United States and the European Union. In recent years Israel has signed free trade agreements with Switzerland, Norway, Canada, Turkey, the Czech Republic, the Slovak Republic, Poland and Hungary.

Celebrating over 50 years of existence, the State of Israel has significantly improved its economic performance. Israel is a member of a number of international organizations, including the United Nations, the World Bank Group (including the International Finance Corporation), the International Monetary Fund (the "IMF"), the European Bank for Reconstruction and Development, and the Inter-American Development Bank. Israel is a signatory to the General Agreement on Tariffs and Trade ("GATT") of 1947 and 1994, which provides for reciprocal lowering of trade barriers among its members. Under GATT, Israel is eligible to receive a number of trade preferences that are available only to certain GATT participants, including duty-free treatment of its exports to certain countries pursuant to the GATT Generalized System of Preferences.

Israel is not only rich in research, technology and intellectual investment, but also is the only democratic nation in the Middle East. The influx of venture capital, the infusion of human resources (Israel's population nearly doubled in the last 15 years), and the conversion of the economic focus from military to commercial (defense spending dropped from about 30% of GNP in 1973 to less than 8.14% in 1998), have led many to believe that Israel is the next "Silicon Valley." There has been a dramatic increase in the number of Israeli companies trading on U.S. Exchanges, particularly the NASDAQ.

In 1996, 17% of all new non-U.S. companies to join the NASDAQ were Israeli, more than any other nation. Israel is third, behind only the U.S. and Canada, in the number of companies traded on Wall Street. In Israel, the Tel Aviv Stock Exchange now lists more than 665 companies and over 1,000 securities, with a current market capitalization of about $80 billion.

These dramatic developments present a new and relatively unexploited opportunity for equity investment. Currently, there are no other U.S. based, open end, no load mutual funds available as a vehicle for investment in Israel securities.

THE ISDAQ(TM) INDEX

The ISDAQ(TM) Index is a new, unmanaged Index consisting of the 20 largest publicly traded Israeli companies traded on the NASDAQ, as measured by market capitalization. A company is an "Israeli company" if its stock is traded on the Tel Aviv Stock Exchange ("TASE") or the NASDAQ and the company has been listed by the Israeli financial newspaper, Globes as "Israeli shares traded on the New York Bourse." If Globes stops publishing a list of "Israeli shares traded on the New York Bourse," the Board of Directors will select an alternative publication that similarly defines such companies.

INDEX COMPOSITION CRITERIA. In order for a company to be included in the Index, that company must satisfy all the following criteria:

1.   It must be a publicly traded "Israeli" company, as defined above; and
2. It must have maintained an average minimum daily trading volume of at least $150,000 in the previous calendar year.

The largest (as measured by market capitalization) 20 Israeli companies that satisfy all of the criteria described above will be included in the Index. You should be aware that the Index may contain more or less than 20 companies during the year. If less than 20 Israeli companies meet the criteria for inclusion at the beginning of a new calendar year, then the Index will contain only those companies.

If a company ceases operation, is de-listed, or becomes insolvent, it will be deleted from the Index and not replaced until the beginning of the new year. If a single company splits into multiple companies, all such companies will be included in the Index until the Index is rebalanced at the beginning of the new year. During the first ten business days of each calendar year, the Index is adjusted to add or delete companies.

An "unmanaged" index means that the criteria for inclusion of companies in the Index are objective and not subject to arbitrary change, so that any company that is eligible for inclusion in the Index must be included, and any company that ceases to qualify for inclusion in the Index must be deleted.

The Index is a market capitalization index. The Index began being calculated on January 1, 2000 at an initial Index Value of 1,000. Market capitalization means the total current U.S. dollar value of a company's outstanding shares of common stock, and is calculated by multiplying the number of outstanding shares of common stock of a company by the price of that common stock. Some Index companies trade on both the TASE and the NASDAQ. For those companies, the Fund normally will purchase stock from the American exchange but may purchase stock from the TASE when, in the Adviser's opinion, there are exceptional circumstances.

The Index name, rules, methods of calculation, and proprietary data are owned by the Adviser. The Adviser developed the criteria and the rules of operation for the Index. The Adviser has entered into agreements with various companies to construct, calculate and publish the Index. Bloomberg, L.P. performed the initial calculations needed to create the Index and selects the companies that will be included in or deleted from the Index, based on the criteria described above. The TASE provides information regarding the Israeli companies participating in the Index. Bloomberg, L.P. is responsible for maintaining and publishing the Index. Bloomberg, L.P. has no affiliation with the Fund, the Adviser, or any of the Fund's other service providers. The Adviser may, if necessary, select an alternative independent company to calculate, maintain or publish the Index in the future.

When companies are added to or deleted from the Index, the Adviser will alter the Fund's investments to conform the portfolio to the Index. This will result in certain risks to the Fund, including the risks of losses and tax consequences to shareholders resulting from realized capital gains. You should also be aware that the Fund will incur certain expenses that are not incurred by the Index, including transaction charges. Accordingly, the performance of the Fund will vary from that of the Index as a result of such expenses.

The Adviser will attempt to maintain a correlation coefficient of at least 0.95 in performance between the Index and the Fund. This means that the Adviser will attempt to replicate at least 95% of the Index's performance. The Adviser will be responsible for tracking the Fund's performance, under the supervision of the Company's Board of Directors. If the Fund fails to achieve a 0.95 correlation 10.coefficient, the Board will take action to rectify whatever problem is causing the discrepancy, including, as an example, altering the Fund's servicing arrangements to reduce Fund expense ratios or changing the Fund's investment strategy of investing in the Index.

The Adviser has determined that, in order to construct the Fund's portfolio to reflect the performance of the Index, the Fund must have approximately $25 million in net assets. Until such asset levels are reached, the Adviser may invest Fund assets in a representative sample of Index securities and such other permissible securities, as the Adviser believes, is likely to track Index performance most closely.

You should be aware that there is no assurance that the Adviser will be successful in replicating the performance of the Index during this period. You will find a more detailed discussion of the Index in the SAI in the Section entitled "The Index."

                          THE FUND'S INVESTMENT ADVISER

TransNations Investments, LLC (the "Adviser") has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Fund to provide investment management services to the Fund. In addition, the Adviser has entered into an Operating Services Agreement (the "Services Agreement") with the Fund to provide virtually all day-to-day operational services to the Fund. As explained further below, the combined effect of the Advisory Agreement and the Services Agreement is to place a cap or ceiling on the Fund's ordinary operating expenses at 2.20% of daily net asset value of the Fund, excepting Rule 12b-1 fees, brokerage, interest, taxes, litigation, and other extraordinary expenses. Clifford A. Goldstein is President and Chief Executive Officer of the Adviser. Boaz Rahav is the Fund Manager, and is responsible for all investment decisions relating to the Fund. Mr. Goldstein also serves as the President and as a Director of AMIDEX(TM) Funds, Inc. The mission statement of the Adviser is "To develop and introduce Israeli-related investment vehicles to individuals and financial institutions worldwide."

Advisory Agreement.
------------------
The Fund is an index fund. Rather than relying on any one manager or management team to "pick" stocks, the Fund is managed "passively" by normally investing only in the companies comprising the Index in approximately the same percentages as each company represents in the Index. Boaz Rahav, who last served as Chief Economist for the Government of Israel Ministry of Finance in New York, is the Fund Manager for the Adviser. Mr. Rahav has over 8 years experience in Israeli financial markets, having worked for a large institutional brokerage house in Israel as a trader and as a mutual fund manager from 1994 to 1996. Previously, Mr. Rahav worked from 1991 to 1993 for the Federation of Israeli Chambers of Commerce. Mr. Rahav also served from 1987 to 1990 in the Intelligence Wing of the Israeli Air Force. Mr. Rahav has a business degree from the Tel Aviv College of Business, an MBA (with distinguished honors) from the New York Institute of Technology, an Investment Adviser and Analyst Diploma from Tel Aviv University, and a Trader Certificate from the Tel Aviv Stock Exchange. Mr. Rahav joined the Adviser in February, 1999.

The Adviser invests the assets of the Fund according to the Fund's investment objectives, policies, and restrictions. The Fund pays the Adviser a fee, accrued daily and payable monthly, at an annual rate of 0.50% of the Fund's net assets. The Adviser furnishes at its own expense office space to the Company and all necessary office facilities, equipment, and personnel for managing the assets of the Fund. The Adviser also pays all expenses of marketing shares of the Fund, and related bookkeeping.

The Adviser pays all expenses incident to the Fund's operations and business except expenses relating to legal fees resulting from litigation, brokerage expenses, taxes, if any, and other extraordinary charges.

                           HOW TO BUY AND SELL SHARES

BUYING SHARES
-------------
To purchase shares of the Fund, first complete and sign a New Account Purchase Application, included with this Prospectus, and mail it, together with your check for the total purchase price, to:

                               The ISDAQ(TM) Fund
                       c/o Declaration Distributors, Inc.
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428.

Checks are accepted subject to collection at full face value in United States currency. If your check does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred by the Fund with respect to the transaction.

Each time you make a purchase, you will receive a statement showing the number of shares purchased, the net asset value at which your shares were purchased, and the new balance of Fund shares owned. The Fund does not issue stock certificates. All full and fractional shares will be carried on the books of the Fund.

DETERMINING SHARE PRICES
------------------------
The Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund generally does not charge sales or redemption fees, the NAV is the offering price for shares of the Fund. Shares of the Fund are purchased at their net asset value and are next computed after receipt of your purchase order or the transfer of your assets from the Money Market Fund to the Fund.

The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. The Fund is a No-Load Fund. This means that you will not be charged any sales commissions or underwriting discounts.

PLAN OF DISTRIBUTION
--------------------
The Fund has adopted a Plan of Distribution, or "12b-1 Plan" under which it may finance activities primarily intended to sell shares. Under the 12b-1 Plan, the Fund may pay a distribution fee at an annual rate of up to 0.25% of average daily net assets of the Fund to the Adviser for services primarily intended to sell shares and for providing certain shareholder services. These services include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

Payments under the 12b-1 Plan are not tied exclusively to the distribution and/or shareholder servicing expenses actually incurred by the Adviser, and such payments may exceed the expenses actually incurred. The Company's Board of Directors evaluates the Plan on a regular basis. You should be aware that, over time, 12b-1 fees will increase the costs of your investment, and may eventually cost you more than other types of sales charges.

MINIMUM INVESTMENTS
-------------------
The minimum initial investment is $2,000, except for Individual Retirement Accounts (IRAs), other pension accounts and custodial accounts for minors, where the minimum is $2,000. Minimum subsequent purchases for regular accounts are $1,000 and $250 for IRA, or pension accounts or custodial accounts for minors.

All applications to purchase shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right to reject purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders. Please see the Sections of the SAI entitled "Purchasing and Redeeming Shares" and "Tax Information" for more information concerning share purchases.

You may direct inquiries concerning the Fund to:

                             AMIDEX(TM) Funds, Inc.
                            c/o The Declaration Group
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                                 1-888-876-3566

REDEEMING SHARES
----------------

You may redeem your shares in the Fund at any time and for any reason. Upon receipt by the Fund of a redemption request in proper form, your shares of the Fund will be redeemed at their next determined net asset value. Redemption requests must be in writing and delivered to the Fund at:

                             AMIDEX(TM) Funds, Inc.
                            c/o The Declaration Group
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428.

To be in "proper form," your redemption request must:

1. Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;
2.   Be signed by all owners exactly as their names appear on the account; and
3. If required, include a signature guarantee from any "eligible guarantor institution" as defined by the rules under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A notary public is not an eligible guarantor.

Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees, or custodians to evidence the authority of the person or entity making the redemption request.

Signature Guarantees. A signature guarantee is designed to protect you and the Fund by verifying your signature. SIGNATURE GUARANTEES ARE REQUIRED WHEN:

1.   establishing certain services after the account is opened;
2.   requesting redemptions in excess of $10,000;
3.   redeeming or exchanging shares, when proceeds are:
     a.   being mailed to an address other than the address of record,
     b.   made payable to other than the registered owner(s); or
     c.   transferring shares to another owner.

The redemption price per share is net asset value per share, next determined after your redemption order is received by the Fund (See, "Purchasing and Redeeming Shares" in the SAI). If you hold your shares for 365 days or longer, there is no redemption charge. Otherwise, a fee of 2.00% of the value of your redeemed shares will be deducted from the proceeds of your redemption and paid to the Fund. When you redeem your shares, they may be worth more or less than you paid for them, depending upon the value of the Fund's portfolio securities at the time of redemption. If the value of your account falls below $1,000 as a result of previous redemptions and not market price declines, the Fund may redeem the shares in your account. The Fund will notify you first if such an event occurs, and you will have 60 days to bring your account balance up to the minimum levels before the Fund will exercise its option to redeem. Also, in the event your shares are redeemed by the Fund under such circumstances, you will not be charged any redemption fees, regard-less of the time you have held your shares.

Payment for shares redeemed is made within seven days after receipt by the Fund of a request for redemption in proper form. If shares are purchased by check and redeemed by letter within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, provided that the Fund does not hold such proceeds for more than 15 calendar days. You will also be subject to a redemption fee of 2.00% of total assets in such a circumstance. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission, or that the major exchanges are closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks and other securities it holds, as well as interest accrued and paid on any other obligations that might be held in the Fund's portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your dividends and/or distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent.

                               TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

The Fund intends to distribute to shareholders all net investment income and any net capital gains realized from sales of the Fund's portfolio securities at such times and in such amounts as to avoid all taxes, both state and federal. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless you request in writing to have them paid by check. Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time that shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes. If you fail to furnish your Social Security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution that will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund. The information in this Prospectus is not intended to be a full discussion of present or future tax ramifications of investment in the Fund, and investors should consult their own tax advisers for a detailed and complete review of tax ramifications.

In view of the individual nature of tax consequences, you should consult your own tax adviser with respect to the specific tax consequences of participation in the Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

                               GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares. You will be provided at least semi-annually with a report showing the Fund's portfolio and other information and annually after the close of the Fund's fiscal year, which ends December 31, with a report containing audited financial statements. The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return calculation for differing periods computed in the same manner but without annualizing the total return.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized or international rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"), or some other widely recognized, unmanaged index of common stock prices.

                              FOR MORE INFORMATION

Additional information about the Fund is available in the Company's latest Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Funds. A current SAI, dated August 12, 2000 has been filed with the SEC and is incorporated by reference into this prospectus.

To receive information without charge concerning the Fund, or to request a copy of the SAI, please contact the Fund at:

                               AMIDEX FUNDS, INC.
                         C/O DECLARATION SERVICE COMPANY
                           555 NORTH LANE, SUITE 6160
                             CONSHOHOCKEN, PA 19460
                                 (888) 876-3566

A copy of your requested document(s) will be sent to you within three days of your request.

You may also receive information concerning the Funds, or request a copy of the SAI or other documents relating to the Funds, by contacting the Securities and Exchange Commission:

IN PERSON:  at the SEC's Public Reference Room in Washington, D.C.

BY PHONE:  1-800-SEC-0330

BY  MAIL:  Public  Reference  Section,   Securities  and  Exchange   Commission,
Washington, D.C. 20549-6009 (duplicating fee required)

ON THE INTERNET:  www.sec.gov

                           Investment Company Act No.
                                    811-9123

                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED AUGUST 12, 2000

                             AMIDEX(TM) FUNDS, INC.
                             26 BROADWAY, SUITE 741
                            NEW YORK, NEW YORK 10004

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The ISDAQ Mutual Fund, dated August 12, 2000. You may obtain a copy of the Prospectus, free of charge, by writing to AMIDEX(TM) Funds, Inc, c/o The Declaration Group, 555 North Lane, Suite 6160, Conshohocken, PA 19428, phone number 1-888-876-3566.

                                TABLE OF CONTENTS

Management of the Company
Investment Policies and Restrictions               Fund Service Providers
Investment Adviser                                 Independent Accountants
Directors and Officers                             Independent Auditors Report
Performance Information                            Financial Statements
Purchasing and Redeeming Shares
Tax Information
Portfolio Transactions

                             MANAGEMENT OF THE FUND

AMIDEX(TM) Funds, Inc. (the "Company") was incorporated in Maryland on April 27, 1999. The Company is an open-end management investment company, and is registered as such with the Securities and Exchange Commission. The Board of Directors approves all significant agreements between the Company and the persons and companies that furnish services to the Fund, including agreements with the Fund's custodian, transfer agent, investment Adviser and administrator. The day-to-day operations of the Fund are delegated to the Adviser. The Statement of Additional Information contains background information regarding each of the Company's Directors and Executive Officers. The Company's Articles of Incorporation permit the Board of Directors to issue 500,000,000 shares of common stock. The Board of Directors has the power to designate one or more series of shares of common stock (each a "Fund") and to classify or reclassify any unissued shares with respect to such series. The Company currently offers the following Funds:

AMIDEX 35 Mutual Fund
ISDAQ Mutual Fund

The Board is further empowered to classify and reclassify shares of each series into various classes of shares. Currently the Company has authorized the following classes of Shares for each series of the Company: (1) Class A shares, with a front-end sales load, (2) Class B shares, with a back-end contingent deferred sales charge, (3) Class C shares, with no sales charges but an additional ongoing shareholder distribution fee; and (4) No-Load shares, with no sales charges.

Shareholders  of each share class are entitled:  (i) to one vote per full share;
(ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of Directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Fund will be fully paid and nonassessable. The Company currently offers No-Load Shares of the ISDAQ Mutual Fund and Class A, B, C and No-Load shares of the AMIDEX 35 Mutual Fund (each a "Fund" and together the "Funds").

                      INVESTMENT POLICIES AND RESTRICTIONS

The Fund's principal investment goals and strategies are defined in each Fund's Prospectus. Each Fund is a non-diversified Fund. The Investment Company Act of 1940 defines a diversified fund to mean that as to 75% of the Fund's assets (valued at the time of investment), a fund will not invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities, thereby reducing the risk of loss. The Fund normally will invest at least 95% of its net assets in not more than 35 Israeli companies. It is likely that a few of these companies will comprise a large percentage of the Fund's portfolio holdings--in excess of the 25% limit on holdings in excess of 5%. As a result, the Fund will not be diversified.

PORTFOLIO TURNOVER. The Funds have not yet achieved a full year of operating history and therefore have no reportable portfolio turnover. Higher portfolio turnover rates may result in higher rates of net realized capital gains to a Fund, thus the portion of the Fund's distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Fund. The Funds anticipate that their annual portfolio turnover will be not greater than 75%.

INVESTMENT   RESTRICTIONS.   The  complete   list  of  each  Fund's   investment
restrictions is as follows:

The Funds will not:

1. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

2. Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's net assets at the time of borrowing;

3. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

4. Make margin purchases or short sales of securities;

5. Invest in companies for the purpose of management or the exercise of control;

6. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities).

7. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Advisor.

8. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration, if such companies are members of the AMIDEX(TM) 35 Index or the ISDAQ Index, as applicable;

9. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate, if such companies are members of the AMIDEX(TM) 35 Index or the ISDAQ Index, as applicable.

10. Purchase warrants on securities, although the Funds may receive and exercise warrants received by a Fund as dividends on previous securities purchases.

11. Issue senior securities.

12. Invest in commodities, or invest in futures or options on commodities.

13. Invest more than 25% of its assets (valued at time of investment) in securities of issuers in a single industry

Restrictions 1 through 13 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

Each Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

The Fund may not:

1. Invest more than 15% of its net assets in securities that are not readily marketable;
2. Acquire securities of other Investment Companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and
     (b) where acquisition results from a dividend or merger, consolidation or other reorganization.
3. purchase more than 3% of the voting securities of any one investment company;
4. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost;
5. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts;
6. Invest less than 95% of its net assets (valued at the time of investment) in securities of issuers which are not members of the AMIDEX(TM) 35 Index or the ISDAQ Index, as applicable.

                               INVESTMENT ADVISER

TransNations Investments, LLC (the "Adviser") was organized under the laws of the State of Pennsylvania as an investment advisory corporation in October, 1998, and changed form to a limited liability company in March, 1999. The Adviser registered as an Investment Advisor with the Securities and Exchange Commission in December, 1998. The Adviser was created to provide investment advice to the Fund, and at present that is the exclusive business of the Adviser. Mr.

Clifford A. Goldstein owns a 40% interest in and controls the Adviser. The Adviser manages the investment portfolio and the general business affairs of the Fund pursuant to an investment services agreement with the Fund dated March 1, 1999 (the "Agreement"), as amended on July 15, 2000. Clifford A. Goldstein, Ron Tira and Andrea Fiest are affiliated persons of the Adviser and act as Directors of the Company.

The Agreement provides that the Adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Agreement has a term of two years, but may be continued from year to year so long as its continuance is approved annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the Adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                             DIRECTORS AND OFFICERS

The board of directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below:

Name, Age, Address, Position                Principal Occupation For the
with Fund                                   Last Five Years
---------------------------------------------------------------------------------------------
Clifford A. Goldstein* (Age 41)             Managing Partner and Attorney with Weber,
President and Director of Fund,             Goldstein, Greenberg, Gallagher, Phil. PA, PA,
President, Controlling Partner of           a general litigation firm, since 1991. BA
Adviser                                     from Temple University, Philadelphia, PA,4/78.
                                            J.D. from Temple University School of Law, 3/82.

Ron Tira* (Age 33)                          Principal and Director of Fertile Crescent
Director of Fund, Minority Partner          Initiatives, Ltd., Tel-Aviv, Israel, a financial
Of Adviser                                  management firm, since 1997. Lawyer with Firm of
                                            Lipa Meir & Company, Tel-Aviv, Israel, from 8/93
                                            to 3/97. LLB Degree from London School of
                                            Economics and Political Science, London, England,
                                            1993.

Andrea Kramer Fiest* (Age 41)               Lawyer, self-employed since 12/95. International
Director of Fund, Minority Partner          Derivatives Specialist with SBG Warburg, New York,
Of Adviser                                  NY from 1/94 to 12/95. Attorney with firm of
                                            Cadwalader, Wickersham & Tait, New York, NY from
                                            10/87 to 1/94. B.A. degree form Dickinson College,
                                            Carlisle, PA, 4/79. J.D. from Temple University
                                            School of Law, Philadelphia, PA, 3/82. LLM in
                                            taxation from New York University, New York, NY,
                                            4/86.

                                       4

Brian Klazmer  (Age 40)                     Principal of the Klazmer Financial Group,
Director                                    Philadelphia, PA, financial services and Insurance
                                            firm. B.A. degree from Dickinson College,
                                            Carlisle, PA in 1980. J.D. from Temple University
                                            School of Law, 1983. Mr. Klazmer has his Series 7
                                            Registered Representative License and is also
                                            licensed for the sale of life and health
                                            insurance.

Micah Harish  (Age 62)                      Retired since 1995. Former Israeli minister of
Director                                    Trade and Industry. Currently Chairman of the
                                            Board of Deloitte, Touche Management Consulting
                                            Israel, Ltd. Chairman of the Advisory Committee of
                                            Information Technology Association of Israel.

Daniel Schwartz (Age 37)                    Director of Trade, Government of Israel Director
                                            Economic Mission, New York since 1996. Previously
                                            employed in the real estate development industries
                                            in California. Undergraduate degree from
                                            University of Arizona, Tempe; Graduate studies
                                            undertaken at San Francisco State University

* Indicates an "interested person" as defined in the Investment Company Act of 1940.

Name of Director         Compensation   Pension    Annual     Total Compensation
                         from Company   Benefits   Benefits   Paid to Director
--------------------------------------------------------------------------------
Clifford A. Goldstein    0.00           0.00       0.00       0.00
Andrea Fiest             0.00           0.00       0.00       0.00
Ron Tira                 0.00           0.00       0.00       0.00
Brian Klazmer            5000.00        0.00       0.00       5000.00
Micah Harish             5000.00        0.00       0.00       5000.00
Daniel Schwartz          5000.00        0.00       0.00       5000.00

Clifford A. Goldstein intends to purchase substantially all of the shares the ISDAQ Mutual Fund prior to the effective date of the Fund's registration and will be deemed initially to control the Fund.

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Company's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                             PERFORMANCE INFORMATION

From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows: P(1+T)[n] = ERV

Where:    P = a hypothetical initial investment of $1000]
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of shares at the end of the period

Yield. The Funds may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b/cd + 1)6 - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends d = the maximum offering price per share on the last day of the period

Each Fund's performance is a function of conditions in the securities markets, portfolio management, sales charges on particular classes of shares, if any, and operating expenses. Although information such as that shown above is useful in reviewing each Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, each Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Funds might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Information concerning purchases and redemptions of shares is contained in the Fund's Prospectus under the Sections "Purchasing Shares" and "Redeeming Shares". This section supplements that information.

Redemptions will be made at net asset value. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. For purposes of computing the net asset value of a share of the Funds, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations.

Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

Each Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. For shares redeemed prior to being held for at least 365 days, the redemption value is the NAV less a redemption fee equal to 2.00% of the NAV.

                                 TAX INFORMATION

Information  concerning  the taxation of the Fund is generally  discussed in the
Prospectus  under  the  Section  titled  "Tax   Considerations".   This  Section
supplements that discussion.

The Fund intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and subsequently such shares are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution may be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains. Taxation issues are complex and highly individual. You should consult with your tax advisor concerning the effects of transactions in the Fund.

ISRAELI TAXES

Highlights
----------
Under current Israeli tax laws, capital gains realized upon the sale of "Exchange-Listed Securities" (i.e., Israeli securities that were listed on the TASE when acquired and when sold , or that are shares in "industrial companies" or "industrial holding companies" and that were listed on certain non-Israeli stock exchanges when acquired and when sold) generally are not subject to Israeli tax. Capital gains realized upon the sale of Israeli securities that are not Exchange-Listed Securities are subject to Israeli tax at ordinary tax rates (which in the case of corporate shareholders is 36% and in the case of individuals is 35-50%, depending on the individual's marginal tax rate) for the 1999 tax year. In the case of a shareholder which is in the business of buying and selling securities in Israel (as defined under the Israeli Income Tax Ordinance), gains realized upon the sale of Exchange-Listed Securities are not capital gains and are subject to Israeli tax at ordinary rates, as specified above. Dividends paid with respect to Israeli securities are subject to an Israeli withholding tax of 25%.

The Israeli authorities are reviewing from time to time the question of imposing a Capital Gains Tax on some TASE investments. At this point in time, it appears as if there are no concrete plans for the imposition of such a tax, nor can its structure, if and when imposed, be predicted. The possibility of an imposition of capital gains tax, should, nonetheless, be considered (however, even if a Capital Gains Tax is imposed, it is likely that it will not apply to the Fund - as detailed below).

If a Capital Gains Tax is enacted, under the bilateral income tax treaty between the United States and Israel (the "Treaty") a resident of the United States or Israel is exempt from capital gains tax by the other state provided certain conditions (including the condition that such capital gains be treated as not being attributable to a permanent establishment (i.e., the conduct of a trade or business) in the other state) are satisfied. Thus, assuming such conditions are satisfied, the Fund's capital gains on all Israeli securities, including both Exchange-Listed Securities and securities that are not Exchange-Listed Securities, will be exempt from the Capital Gains Tax. In addition, under the Treaty dividends paid with respect to Israeli securities will be subject to a ten percent (10%) Israeli withholding tax as opposed to the usual 25% rate.

If the Fund is deemed to be engaged in the trade or business of buying and selling securities in Israel then the Treaty will not apply. In that case, the Fund's capital gains on all Israeli securities, including on Exchange-Listed Securities, will be subject to Israel tax at the ordinary corporate rates (36% in the 1999 tax year).

Detailed Description of Israeli Taxes

CAPITAL GAIN TAX: The Israeli Income Tax Ordinance (the "Ordinance") imposes capital gains taxes derived by residents of Israel, or non-residents of Israel who sell assets which represent a direct or an indirect interest in Israeli assets. The Fund, as a non-resident of Israel, will be subject to capital gains tax on the sale of securities issued by Israeli corporations, subject to any exemption or rate reduction that may be applicable (see below).

The Ordinance distinguishes between "real" capital gains, which are generally subject to tax at a corporate rate of 36% in the 1999 tax year, and an "inflationary amount," which is generally subject to tax at a rate of 10%. However, currently, the Ordinance does not tax the "inflationary amount" for investments made at present (only for investments made in the past), and such tax shall therefore not apply to the Fund.

Israeli law currently provides for an exemption from capital gains tax for gains realized from the sale of securities (including shares, debt securities and warrants) that are traded on the TASE, provided that the seller did not hold the securities prior to their listing on the TASE. In addition, gains realized from the sales of shares of Israeli corporations defined as "industrial companies" or "industrial holding companies" that are traded on certain non-Israeli (including
US) exchanges or through NASDAQ are exempted from capital gains tax, provided that the shares were not acquired by the seller prior to the their listing. The securities to which the exemption currently applies are referred to herein as "Exchange-Listed Securities."

The current exemptions apply only where the gains from the sale of securities are deemed "capital gains". Persons who are engaged in the business of buying and selling securities in Israel (as defined under the Israeli Income Tax Ordinance) are subject to ordinary income tax, and therefore the exemption from capital gains tax are inapplicable to such investors.

If the Fund is deemed to be engaged in the trade or business of buying and selling securities in Israel then the Fund's capital gains on all Israeli securities, including on Exchange-Listed Securities, will be subject to Israel tax at the ordinary corporate rates 36% in the 1999 tax year.

CORPORATE TAXES: Israeli corporations are generally subject to a tax on their income at a rate of 36% in the 1999 tax year. Reduced tax rates apply to those portions of a company's operations which qualify as Approved Enterprises under the Law for the Encouragement of Capital Investments. A company which also qualifies as a Foreign Investors' Company is entitled to further reductions in the Corporate Tax generally applicable to Approved Enterprises.

WITHHOLDING TAX ON PAYMENT OF DIVIDENDS. Non-residents of Israel who receive dividends from Israeli corporations are generally subject to a withholding tax of 25%.

BILATERAL INCOME TAX TREATY: Under the bilateral income tax treaty between the United States and Israel (the "Treaty") a resident of the United States or Israel is exempt from capital gains tax by the other state provided certain conditions (including the condition that such capital gains be treated as not being attributable to a permanent establishment (i.e., the conduct of a trade or business) in the other state are satisfied. Thus, assuming such conditions are satisfied, the Fund's capital gains on all Israeli securities, including both Exchange-Listed Securities and securities that are not Exchange-Listed Securities, will be exempt from the Capital Gains Tax. In addition, any gain realized by investors upon the sale of shares issued by the Fund will be exempt from taxation (unless the investor is taxed in Israel on income from a permanent establishment which is related to the shares issued by the Fund).

UNDER THE TREATY DIVIDENDS PAID WITH RESPECT TO ISRAELI SECURITIES WILL BE SUBJECT ONLY TO A TEN PERCENT (10%) ISRAELI WITHHOLDING TAX INSTEAD OF THE 25%.

The Company believes, and has an expert opinion to that effect, that it does not have a permanent establishment in Israel, (as defined under applicable laws) and that therefore it is not deemed to be engaged in the trade or business of buying and selling securities in Israel. Therefore, it is believed that the Treaty applies to the Fund, and as a result under the Treaty no capital gain tax or income tax shall be imposed on the Fund's capital gains. The Fund shall be subjected to a withholding tax on dividends at a rate of 10%.

                             PORTFOLIO TRANSACTIONS

The Funds will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, the rate of portfolio turnover may be substantial. However, the Funds expect that their annual portfolio turnover rate will not exceed 75% under normal conditions. However, there can be no assurance that the Funds will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Funds of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Funds are made by the Adviser subject to review by the Company's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluations of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers that are paid commissions directly.

                                DISTRIBUTION FEES

Amidex Funds, Inc. (the "Company") has adopted distribution plans (the "Distribution Plans"), pursuant to Rule 12b-1 under The Investment Company Act of 1940, as amended, by Class of Shares, for each Fund. The Distribution Plans provide for fees to be deducted from the average net assets of the Funds in order to compensate the Adviser or others for expenses relating to the promotion and sale of shares of each Fund.

Under the No-load Share and Class A Plan, each share class of each Fund compensate the Adviser and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of the Fund's average daily net assets attributable to Class A shares.

Under the Class B Plan, the Class B Shares of each Fund compensate the Adviser and others for distribution and service fees at an annual rate of 1.00% (0.75% of which is a distribution fee) payable on a monthly basis, of each Fund's average daily net assets attributable to Class B shares. Amounts paid under the Class B Plan are paid to the Adviser and others to compensate it for services provided and expenses incurred in the distribution of Class B shares, including the paying of commissions for sales of Class B shares. The Class B Plan is designed to allow investors to purchase Class B shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class B Plan combined with the CDSC for Class B shares is to provide for the financing of the distribution of Class B shares.

Under the Class C Plan, Class C Shares of each Fund compensate the Adviser and others for distribution and service fees at an annual rate of 1.00% (0.75% of which is a distribution fee) payable on a monthly basis, of each Fund's average daily net assets attributable to Class C shares. Amounts paid under the Class C Plan are paid to the Adviser and others to compensate it for services provided and expenses incurred in the distribution of Class C shares, including the paying of ongoing "trailer" commissions for sales of Class C shares. The Class C Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load or a CDSC charge, and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class C Plan's purpose is to provide for the financing of the distribution of Class C shares.

The Distribution Plans provide that each Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents.

The Distribution Plans are reviewed annually by the Company's Board of Directors, and may be renewed only by majority vote of the shareholders of each Fund's Classes, or by majority vote of the Board, and in both cases also a majority vote of the disinterested Directors of the Company, as that term is defined in the 1940 Act.

The Board of Directors has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Fund to have moneys available for the direct distribution activities of the Distributor in promoting the sale of the Fund's shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Fund. The Board of Directors, including the non-interested Directors, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.

The Plans have been approved by the Funds' Board of Directors, including all of the Directors who are non-interested persons as defined in the 1940 Act. The Plans must be renewed annually by the Board of Directors, including a majority of the Directors who are non-interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plans. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Directors be done by the non-interested Directors. The Plans and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested Directors on not more than 60 days' written notice, 2) by the Underwriter on not more than 60 days' written notice, 3) by vote of a majority of the Fund's outstanding shares, on 60 days' written notice, and 4) automatically by any act that terminates the Underwriting Agreement with the underwriter. The underwriter or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plans and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plans or any related agreements shall be approved by a vote of the non-interested Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

The underwriter is required to report in writing to the Board of Directors of the Fund, at least quarterly, on the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

                             FUND SERVICE PROVIDERS

CUSTODIAN FirStar Bank, N.A. of Cincinnati. Ohio acts as U.S. custodian for the Fund. As such, the Bank holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. The Bank does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

TRANSFER AGENT Declaration Services Company ("DSC") 555 North Lane, Suite 6160, Conshohocken, PA 19428, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Advisor and Fund. Under the agreement, DSC is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

ADMINISTRATION. DSC also provides services as Administrator to the Fund pursuant to a written agreement with the Advisor and Fund. The Administrator supervises all aspects of the operations of the Fund except those performed by the Adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns
(e)  preparing reports and filings with the Securities and Exchange Commission
(f)  preparing filings with state Blue Sky authorities
(g)  maintaining the Fund's financial accounts and records

DISTRIBUTOR  Declaration  Distributors,   Inc.,  555  North  Lane,  Suite  6160,
Conshohocken, PA 19428, a wholly-owned subsidiary of The Declaration Group, serves as distributor and principal underwriter of the Fund's shares pursuant to a written agreement with the Adviser and Fund.

INDEPENDENT AUDITORS McCurdy & Associates, CPAs, Inc., 27955 Clemens Road, Westlake, Ohio 44145 serves as the Company's independent auditors for its first fiscal year.

LEGAL COUNSEL: David Jones & Assoc., P.C., 4747 Research Forest Drive, Suite 180, # 303, The Woodlands, TX 77381, has passed on certain matters relating to this registration statement and serves as counsel to the Fund.

                                     PART C
                                OTHER INFORMATION

Item 23 Exhibits
----------------

A. ARTICLES OF INCORPORATION OF REGISTRANT- Incorporated by reference from Pre-Effective Amendment # 2, filed on March 2, 1999

B.   BYLAWS  OF  REGISTRANT-   Incorporated  by  reference  from   Pre-Effective
     Amendment # 2, filed on March 2, 1999

C.   NONE [Not Applicable]

D. INVESTMENT ADVISORY AGREEMENT WITH TRANSNATIONS INVESTMENTS, INC.- (1) Incorporated by reference from Pre-Effective Amendment # 2, filed on March 2, 1999. (2) Amendment to Investment Advisory Agreement filed herein as
     Exhibit 23D

E. DISTRIBUTION AGREEMENT WITH DECLARATION DISTRIBUTORS, INC.- Incorporated by reference from Pre-Effective Amendment # 2, filed on March 2, 1999

F.   NONE [Not Applicable]

G. CUSTODIAN AGREEMENT WITH STAR BANK, N.A.- Incorporated by reference from Pre-Effective Amendment # 2, filed on March 2, 1999

H. (1) OPERATING SERVICES AGREEMENT WITH TRANSNATIONS INVESTMENTS, INC.- (1) Incorporated by reference from Pre-Effective Amendment # 2, filed on March 2, 1999; (2) Amended Operating Services Agreement attached herein as Exhibit 23H(1)

     (2)  INVESTMENT   SERVICES  AGREEMENT  WITH  DECLARATION  SERVICE  COMPANY-
          Incorporated by reference from Pre-Effective Amendment # 2, filed on March 2, 1999

I.   OPINION OF COUNSEL- Filed herein as Exhibit 23I

J.   CONSENT  OF   INDEPENDENT   AUDITORS-   Incorporated   by  reference   from
     Pre-Effective Amendment # 2, filed on March 2, 1999

K.   NONE [Not Applicable]

L.   SUBSCRIPTION   AGREEMENT-  Incorporated  by  reference  from  Pre-Effective
     Amendment # 2, filed on March 2, 1999

M.   PLAN OF DISTRIBUTION PURSUANT TO RULE 12B-1-

     (1) Amended Plan of Distribution Pursuant to Rule 12b-1- Attached herein as Exhibit 23M

N.   NONE

O.   RULE 18F-3 PLAN- Attached herein as Exhibit 23O

Item 24. Persons Controlled by or under Common Control with Registrant.
----------------------------------------------------------------------
No person is directly or indirectly controlled by, or under common control with the Registrant.

Item 25. Indemnification.
------------------------
Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 7 of Article VII of the bylaws of the Registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification to its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. With respect to the indemnification provisions of any agreement entered into by the Company, to the extent that such indemnification provisions may be inconsistent with, or unenforceable, under any federal or state securities law, the Company shall not be liable therefore.

Item 26. Business and Other Connections of Investment Adviser.
-------------------------------------------------------------
The Adviser has no other business or other connections.

Item 27. Principal Underwriters.
-------------------------------
Declaration Distributors, Inc., 555 North Lane, Suite 6160, Conshohocken, PA will be the Fund's principal underwriter.

Item 28. Location of Accounts and Records.
-----------------------------------------
Declaration Service Company.
555 North Lane, Suite 6160
Conshohocken, PA  19428

TransNations Investment, INC.
26 Broadway, Suite 741
New York, New York  10004

Item 29. Management Services.
----------------------------
Declaration Service Company.
555 North Lane, Suite 6160
Conshohocken, PA 19428

Item 30. Undertakings.
---------------------

Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia and State of Pennsylvania on the 8th day of June, 2000.

               AMIDEX FUNDS, INC.
               (Registrant)

               /s/ Clifford A. Goldstein
               -----------------------------
               By:  CLIFFORD A. GOLDSTEIN
               President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name                                Title                        Date
--------------------------------------------------------------------------------

/s/  Clifford A. Goldstein          President, Director          June 8, 2000
---------------------------
CLIFFORD A. GOLDSTEIN

/s/  Andrea Fiest                   Treasurer, Director          June 8, 2000
---------------------------
ANDREA FIEST

/s/  Ron Tira                       Secretary, Director          June 8, 2000
---------------------------
RON TIRA

/s/  Brian Klazmer                  Director                     June 8, 2000
---------------------------
BRIAN KLAZMER

/s/  Micah Harish                   Director                     June 8, 2000
---------------------------
MICH HARISH

/s/  Daniel Schwartz                Director                     June 8, 2000
---------------------------
DANIEL SCHWARTZ

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                                  EXHIBIT INDEX

EXHIBIT 23D -    AMENDED  INVESTMENT  ADVISORY  AGREEMENT BETWEEN REGISTRANT AND
                 TRANSNATIONS INVESTMENTS, LLC
EXHIBIT 23H(1) - AMENDED OPERATING  SERVICES  AGREEMENT  BETWEEN  REGISTRANT AND
                 TRANSNATIONS INVESTMENTS, LLC
EXHIBIT 23I -    OPINION AND CONSENT OF COUNSEL
EXHIBIT 23M -    AMENDED PLAN OF DISTRIBUTION PURSUANT TO RULE 12B-1
EXHIBIT 23O -    RULE 18F-3 PLAN